Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or the completion of the Business Combination, the specific impact is not readily determinable as of the date of these unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Various social and political circumstances in the United States and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the United States and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics) may also contribute to increased market volatility and economic uncertainties or deterioration in the United States and worldwide. Specifically, the rising conflict between Russia and Ukraine, and resulting market volatility could adversely affect the Company’s ability to complete a business combination. In response to the conflict between Russia and Ukraine, the United States and other countries have imposed sanctions or other restrictive actions against Russia. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on the Company’s ability to complete a business combination and the value of the Company’s securities.

Registration Rights
Pursuance to a registration rights agreement entered into on March 4, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities.

In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provide that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period, which occurs (i) in the case of the Founder Shares, and (ii) in the case of the Private Placement Warrants and the respective Class A ordinary shares underlying such warrants,
30
days after the completion of the Business Combination. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters
a
45-day option
from the date of the Initial Public Offering to purchase up to
4,500,000
additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On March 5, 2021, the underwriters elected to partially exercise their over-allotment option to purchase an additional
945,072
Units and their option to purchase an additional
3,554,928
Units expired.
The underwriters are entitled to a deferred fee of $
0.35
per Unit, or $
10,830,775
in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement (See Note 10).
Consulting Agreement
On January 27, 2021, the Company entered into a Consulting Agreement for financial advisory services. The Company agrees to pay the consultant $
2,000,000
and reimburse the consultant for all reasonable and documented expenses, which shall be earned upon announcement of an initial Business Combination and payable at the closing of the initial Business Combination. As of September 30, 2023 and December 31, 2022, the Company had $
2,000,000
 included in accounts payable and accrued expenses on the accompanying condensed consolidated balance sheets.
Business Combination Agreement
On July 25, 2022, the Company entered into the Business Combination Agreement, by and among the Company, Merger Sub and GloriFi which was subsequently terminated on January 26, 2023.
Business Combination Expense Reimbursement Agreement
On February 21, 2022, the Company and GloriFi entered into an agreement pursuant to which GloriFi agreed to reimburse the Company certain business combination related expenses.
Termination of GloriFi Business Combination Agreement
On January 26, 2023, the Company sent GloriFi written notice that the Company had terminated the Business Combination Agreement, pursuant to Section 9.01(i) and Section 9.01(f) the Business Combination Agreement. The Company’s decision to terminate the Business Combination Agreement took into account the fact that GloriFi publicly announced that GloriFi was winding down its operations and closing its digital banking platform and other products.

As a result of the termination of the Business Combination Agreement, each of the Ancillary Agreements (as defined in the Business Combination Agreement)
was
terminated.
Capital Markets Advisor Agreement
On February 27, 2023, the Company engaged an advisor (the “Advisor”) as its capital markets advisor in connection with seeking an extension for completing a business combination and (ii) capital markets advisor in connection with a private placement of equity, equity-linked, convertible and/or debt securities or other capital or debt raising transaction in connection with a possible business combination transaction with a third party (“Target”). Pursuant to this agreement, contingent on the close of a business combination, the
C
ompany agreed to pay the Advisor a transaction fee in an amount equal to $
2,000,000
plus an amount equal to
4.0
 % of the sum of the gross proceeds raised from investors identified by the Advisor and received by the Company or Target simultaneously with or before the closing of the Offering and the proceeds released from the Trust Account in connection with the business combination with respect to any shareholder of the Company that entered into a non-redemption
or other similar agreement or did not redeem Client’s Class A ordinary shares, in each instance to the extent such shareholder was identified to Company by the Advisor.
Business Combination Agreement
On September 7, 2023, the Company entered into the Business Combination
Agreement
, by and among the Company, Merger Sub and BEN which is discussed in greater detail in Note 1.

NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is
reasonably
possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or the completion of the Proposed Business Combination, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Various social and political circumstances in the United States and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the United States and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics) may also contribute to increased market volatility and economic uncertainties or deterioration in the United States and worldwide. Specifically, the rising conflict between Russia and Ukraine, and resulting market volatility could adversely affect the Company’s ability to complete a business combination. In response to the conflict between Russia and Ukraine, the United States and other countries have imposed sanctions or other restrictive actions against Russia. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on the Company’s ability to complete a business combination and the value of the Company’s securities.

Registration Rights
Pursuance to a registration rights agreement entered into on March 4, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any DHC Class A Shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provide that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period, which occurs (i) in the case of the Founder Shares, and (ii) in the case of the Private Placement Warrants and the respective DHC Class A Shares underlying such warrants,
30 days after the completion of the Business Combination. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On March 5, 2021, the underwriters elected to partially exercise their over-allotment option to purchase an additional 945,072 Units and their option to purchase an additional 3,554,928 Units expired.
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $10,830,775 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Consulting Agreement
On January 27, 2021, the Company entered into a Consulting Agreement for financial advisory services. The Company agrees to pay the consultant $2,000,000 and reimburse the consultant for all reasonable and documented expenses, which shall be earned upon announcement of an initial Business Combination and payable at the closing of the initial Business Combination.
Business Combination Agreement
On July 25, 2022, the Company entered into the Business Combination Agreement, by and among the Company, Merger Sub and GloriFi which was subsequently terminated on January 26, 2023 and is discussed in greater detail in Note 1 and Note
10.
Business Combination Expense Reimbursement Agreement
On February 21, 2022, the Company and GloriFi entered into an agreement pursuant to which GloriFi agreed to reimburse the Company certain business combination related expenses. As of December 31, 2022, the Company has written off $517,430 as bad debt in relation to this agreement
.